Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Income Tax Expenses	The income tax expenses included in the statement of operations and comprehensive income are as follows:
	For the six months ended June 30,
	2024	2025
	US$	US$
Current tax	123,237	111,086

Schedule of Reconciliation Between the Income Tax Expenses

Reconciliation between the income tax expenses computed by applying the Taiwan statutory income tax rate to profit before income taxes and actual provision were as follows:

	For the six months ended June 30,
	2024	2025
	US$	US$
Total income before income tax expense	589,040	541,158

Income tax at statutory tax rate of 20%	117,808	108,232
Tax effect of expenses not deductible	5,429	2,854
Under-provision for prior financial years	—	—
Others	—	—
Total income tax expenses	123,237	111,086